LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

11.  LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments without readily determinable fair values	30,821	18,565
Equity method investments	718,094	822,815
Available-for-sale debt investments	45,773	44,491
Equity investment with NAV practical expedient	—	176,789
	794,688	1,062,660

Equity investments without readily determinable fair values

The investment income comprised of dividend income of RMB3,270, RMB691 and RMB197 for the years ended December 31, 2023, 2024 and 2025, respectively.

The Company recorded an impairment loss of long-term investments amounting to RMB9,327, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Investment in Yiyun

In May 2024, the Company through its subsidiary entered into an agreement with Piyun Network Technology Group Co., Ltd to acquire 10% equity interest of Yiyun for a total cash consideration of RMB49,500 with two instalments. The first instalment of RMB10,000 has been paid in 2024 and the second instalment of the remaining cash consideration would be paid upon both parties’ consent. The investment was classified as equity securities without readily determinable fair values. There is no orderly transaction for an identical or a similar investment in Yiyun for the year ended December 31, 2024. As of December 31, 2024, the carrying amount of investment in Yiyun was RMB10,000.

In January 2025, the Company obtained control of Yiyun through acquiring additional equity interests in Yiyun. Details was disclosed in Note 4.

Equity method investments:

In January 2018, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions. As of December 31, 2024, both companies have been dissolved.

In December 2019, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limited (“Qidi Chengxin”). The Company injected capital of RMB3,930 and held 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. As of December 31, 2024, the company has been dissolved.

11.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments: (continued)

In September 2022, the Company through its subsidiary, Shanghai Cloud Network Co., Ltd., and five third parties jointly set up Dexin Tonglian (Beijing) Culture Technology Co., Ltd. (“Dexin Tonglian”). The Company injected capital of RMB3,000 and hold 30% of equity interest in Dexin Tonglian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In December 2023, following a registered capital increase of Dexin Tonglian, the Company’s equity interest was adjusted to 45%. In 2025, the company recognized an investment loss of RMB0.003 million, and was dissolved in November 2025.

In November 2022, the Company through its subsidiary, VNET HK, and a third party jointly set up Changzhou Gaoxin Interconnection Co., Ltd. (“Changzhou Gaoxin”). The Company injected capital of RMB210,000 and held 35% of equity interest in Changzhou Gaoxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In April and May 2023, the Company injected additional capital of RMB488,392 and its shareholding remained at 35%. In 2025, the company recognized an investment gain of RMB6.5 million.

In February 2023, the Company through its subsidiary, SH Shilian, and Zhuhai VNET Enterprise Management Partnership (Limited Partnership), an entity controlled by the founder of the Company, jointly set up Zhuhai VNET Private Equity Fund Management Co., Ltd. (“Zhuhai Private”). The Company injected capital of RMB23,000 and held 40% of equity interest in Zhuhai Private. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. In September 2024, the Company received the returned capital of RMB20,075. On October 17, 2024, the dissolution was completed and the disposal loss was RMB1,842, which was recognized in October 2024.

In September 2024, the Company through its subsidiary, SH Shilian, and a third party jointly set up Beijing Xingshulian Technology Development Co., Ltd. (“BJ Xingshulian”). The Company injected capital of RMB3 and hold 40% of equity interest in BJ Xingshulian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. As a result of the investment loss, the company’s net carrying amount was nil in 2024.

In September 2025, the Company through its subsidiary, SZ DYX, entered into a series of agreements with the selling shareholders to acquire 2.61% equity interest in Nanjing Linxin System Co., Ltd. (“NJ Linxin”) for a cash consideration of RMB470. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In November 2025, the Company subscribed 7% of the ABS Plan (Note 4) in an amount of RMB60,200. Based on the investment agreements, the Company cannot exercise control over relevant activities of the ABS Plan, but it has the ability to exercise significant influence over the ABS Plan.

11.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Available-for-sale debt investments:

Investment in Matrix Intelligence Limited (“Matrix”)

In May 2024, the Company through its subsidiary entered into an investment agreement with Matrix to acquire 988,116 Series Pre-A Preferred Shares, which represented 4.76% equity interest of Matrix on an as-converted and fully-diluted basis, for a cash consideration of US $6,000 (equivalent to RMB42,661). The investment was classified as available-for-sale debt investments because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. The Company recorded the investment at fair value. Unrealized gain of RMB3,084 and unrealized loss of RMB1,270, net of nil income taxes were recorded in other comprehensive income for the year ended December 31, 2024 and 2025, respectively.

Equity investment with NAV practical expedient:

In October 2025, the Company invested in an asset management portfolio product from SDHG International Asset Management Limited (SDHG INTL AM LTD,), a subsidiary of the Company’s shareholder, Shandong Hi-speed Group Co., Ltd., in an amount of USD25.0 million (equivalent to RMB175,720). Such investment could only be redeemed at the net asset value by the Company after 10 years. The underlying asset portfolio was managed by SDHG INTL AM LTD, which is a professional asset management company. The Company elected to use the net asset value (NAV) per share practical expedient when measuring the fair value of this equity investment. The Company would also disclosed such transaction in the related party section of its consolidated financial statements. As of December 31, 2025, the balance of such investments was RMB176.8 million with fair value gain of RMB1.1 million.